Earnings/(Loss) Per Share Dividends	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Earnings/(Loss) Per Share Dividends
41.	EARNINGS / (LOSS) PER SHARE. DIVIDENDS
Basic earnings / (loss) per share were calculated by dividing net profit attributable to common shareholders of the Bank by the weighted average number of common shares outstanding during the fiscal year.
To determine the weighted average number of common shares outstanding during the fiscal year, the Bank used the number of common shares outstanding at the beginning of the fiscal year adjusted, if applicable, by the number of common shares bought back or issued during the fiscal year multiplied by the number of days that the shares were outstanding in the fiscal year. Note 40 provides a breakdown of the changes in the Bank’s capital stock.
The following table reflects the income / (loss) and shares data used in the basic earnings / (loss) per share:

	12/31/2020	12/31/2019	12/31/2018
Net Income / (Loss) attributable to controlling interest	26,154,332	28,205,071	(1,500,074)
PLUS: Potential diluted earnings per common share
Net Income /(Loss) attributable to controlling interest adjusted as per diluted earnings	26,154,332	28,205,071	(1,500,074)
Weighted average of outstanding common shares for the fiscal year	639,413	639,402	661,141
Weighted average of outstanding common shares for the fiscal year adjusted as per dilution effect	639,413	639,402	661,141
Basic earnings / (loss) per share	40.9037	44.1116	(2.2689)
Dividends paid and proposed
Cash dividends paid during the fiscal years 2019 and 2018 to the shareholders of the Bank amounted to 6,393,978 (not restated) and 3,348,315 (not restated), respectively, which considering the number of shares outstanding to the date of effective payment that represents 10 and 5 pesos per share (not restated), respectively.

The Shareholders’ Meeting held on April 30, 2020, resolved to distribute cash dividends for 12,788,268 (not restated), which considering the number of shares outstanding at the date of such resolution, represented 20 pesos per share (not restated). According to Communiqué “A” 7035, the Central Bank extended the suspension of payment on earning distributions up to December 31, 2020. Afterwards, through Communiqué “A” 7181, such suspension was extended up to June 30, 2021. As a consequence, the Shareholders’ Meeting held on October 21, 2020, resolved to distribute a supplementary cash dividend which will be calculated by multiplying the dividend of Ps. 20 per share already approved by the Shareholders’ Meeting held on April, 30 2020, by the coefficient obtained after dividing the most recent CPI published by the INDEC and informed by such entity to the date on which the BCRA issues its authorization for the payment, by the CPI for the month of April 2020. The aggregate amount to be distributed for this purpose may not exceed the amount of 3,791,722 (not restated). For further information see note 50.
Finally, the Board of Directors’ meeting held on March 17, 2021, resolved to submit for discussion by the Shareholders’ Meeting the motion to distribute the amount of 15.64 pesos per share, which shall mean a total amount to be distributed of 10,000,426 subject to prior authorization of the BCRA.